Cover	Jun. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2022
Entity File Number	001-36747
Entity Registrant Name	SECOND SIGHT MEDICAL PRODUCTS, INC.
Entity Central Index Key	0001266806
Entity Tax Identification Number	02-0692322
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	13170 Telfair Ave
Entity Address, City or Town	Sylmar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91342
City Area Code	(818)
Local Phone Number	833-5000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	EYES
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	EYESW
Security Exchange Name	NASDAQ